Notes Payable - Notes payable and Accrued Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Feb. 12, 2020	Jul. 01, 2019
Carrying value of notes payable	$ 500	$ 774
Accrued interest	18	23	$ 400
Note payable	518	797
Notes payable and accrued interest, current	518	249
Notes payable and accrued interest, non-current		548
Relief loan [Member]
Note Payable - Related Party	$ 500	500
Paycheck Protection Program Loans [Member]
Note Payable - Related Party		120
Vendor
Note Payable - Related Party		$ 154		$ 200